UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22050
Exact name of registrant as specified in charter:	Delaware Enhanced Global Dividend
and Income Fund
Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103
Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103
Registrant’s telephone number, including area code:	(800) 523-1918
Date of fiscal year end:	November 30
Date of reporting period:	February 29, 2016

Item 1. Schedule of Investments.

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund
February 29, 2016 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 70.75%❖
Consumer Discretionary – 9.01%
Bayerische Motoren Werke	14,898	$1,210,284
Ford Motor	64,700	809,397
Johnson Controls	18,600	678,156
Kering	6,238	1,085,367
Mattel	20,500	666,660
Nitori Holdings	19,008	1,459,924
Publicis Groupe	10,567	654,859
Sumitomo Rubber Industries	93,000	1,329,161
Target	11,100	870,795
Techtronic Industries	365,000	1,394,462
Toyota Motor	45,005	2,346,453
Yue Yuen Industrial Holdings	653,000	2,321,489
		14,827,007
Consumer Staples – 7.77%
Archer-Daniels-Midland	14,700	513,912
Aryzta †	46,568	2,213,325
Carlsberg Class B	18,687	1,611,482
Coca-Cola Amatil	147,683	894,385
ConAgra Foods	12,500	525,750
Japan Tobacco	54,200	2,155,258
Kimberly-Clark	7,600	990,280
Kraft Heinz	13,600	1,047,472
Procter & Gamble	12,300	987,567
Reynolds American	13,064	658,818
Tesco †	475,663	1,187,263
		12,785,512
Diversified REITs – 0.79%
Gramercy Property Trust	45,084	340,384
Investors Real Estate Trust	10,260	62,996
Lexington Realty Trust	29,584	228,980
Mapletree Logistics Trust	70,996	49,203
Orix JREIT	40	60,806
Stockland	70,059	207,918
Vornado Realty Trust	2,641	228,077
Wereldhave	2,500	126,713
		1,305,077
Energy – 5.07%
California Resources	674	379
Chevron	7,800	650,832
CNOOC	986,000	1,027,106
ConocoPhillips	20,000	676,600
Occidental Petroleum	7,200	495,504
Royal Dutch Shell ADR	22,300	1,019,333
Spectra Energy	23,100	674,520
Subsea 7 †	15,284	96,696
Suncor Energy	42,700	1,043,988
TOTAL	24,873	1,114,819
TOTAL ADR	23,100	1,032,801
Williams	31,900	510,081
		8,342,659
Financials – 8.69%
Ashford †	632	25,280
AXA	86,144	1,894,008
Bank Rakyat Indonesia
Persero	1,475,100	1,220,241
BB&T	28,600	919,776
Gallagher (Arthur J.)	25,000	996,250
ING Groep CVA	129,195	1,540,177
Mitsubishi UFJ Financial
Group	485,328	2,094,340
Nordea Bank	183,171	1,821,853
Nordea Bank FDR	43,363	431,051
Solar Capital	8,309	143,330
Standard Chartered	205,531	1,222,756
UniCredit	283,041	1,051,383
Wells Fargo	20,000	938,400
		14,298,845
Healthcare – 8.95%
AbbVie	17,900	977,519
AstraZeneca ADR	33,700	966,179
Bristol-Myers Squibb	7,800	483,054
Johnson & Johnson	11,100	1,167,831
Merck	21,700	1,089,557
Novartis	30,967	2,205,732
Pfizer	38,460	1,141,108
Sanofi	32,077	2,541,726
STADA Arzneimittel	44,209	1,495,523
Teva Pharmaceutical
Industries ADR	47,900	2,663,240
		14,731,469
Healthcare REITs – 0.14%
Healthcare Trust of America
Class A	3,897	108,376
Omega Healthcare Investors	917	29,399
Welltower	1,589	101,346
		239,121
Hotel REITs – 0.48%
Ashford Hospitality Prime	14,889	146,359
Ashford Hospitality Trust	61,800	341,754
Host Hotels & Resorts	5,587	85,537
Pebblebrook Hotel Trust	3,985	108,233

(continues)     NQ-DEX [2/16] 4/16 (16285) 1

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock❖ (continued)
Hotel REITs (continued)
Summit Hotel Properties	9,300	$100,533
		782,416
Industrial REITs – 0.37%
Goodman Group	49,447	228,145
Prologis Property Mexico †	116,800	170,400
Terreno Realty	9,357	207,164
		605,709
Industrials – 9.47%
Deutsche Post	62,609	1,484,345
East Japan Railway	24,461	2,142,039
ITOCHU	186,702	2,201,068
Koninklijke Philips	64,173	1,629,339
Meggitt	230,888	1,335,691
Raytheon	6,800	842,180
Rexel	47,870	586,046
Teleperformance	27,778	2,144,557
Vinci	32,386	2,236,942
Waste Management	17,600	982,960
		15,585,167
Information Technology – 6.27%
CA @	45,200	1,323,908
Canon ADR	22,700	640,140
CGI Group Class A †	63,440	2,654,352
Cisco Systems	44,200	1,157,156
Intel	40,100	1,186,559
Playtech	110,918	1,300,809
Samsung Electronics	1,614	1,538,654
Xerox	53,400	513,174
		10,314,752
Mall REITs – 0.86%
General Growth Properties	7,180	197,594
Pennsylvania Real Estate
Investment Trust	8,500	162,860
Simon Property Group	5,605	1,063,437
		1,423,891
Manufactured Housing REIT – 0.13%
Equity LifeStyle Properties	3,156	221,425
		221,425
Materials – 2.67%
Alamos Gold	71,988	329,878
Dow Chemical	12,700	617,347
EI du Pont de Nemours	9,700	590,439
Rexam	193,224	1,636,093
Rio Tinto	29,248	769,306
Tarkett	6,400	187,535
Yamana Gold	95,766	271,089
		4,401,687
Mixed REITs – 0.17%
Duke Realty	11,447	236,724
PS Business Parks	400	36,724
		273,448
Mortgage REITs – 0.26%
Colony Capital	3,765	61,746
Starwood Property Trust	20,900	366,586
		428,332
Multifamily REITs – 0.50%
ADO Properties 144A #†	9,915	297,047
Apartment Investment &
Management	3,765	137,837
Equity Residential	906	67,488
Gecina	893	110,460
Post Properties	2,620	146,013
Vonovia	2,156	66,963
		825,808
Office REITs – 1.57%
alstria office REIT	33,657	425,452
Brandywine Realty Trust	17,264	212,520
Champion REIT	125,000	60,738
Easterly Government
Properties	38,559	659,359
Equity Commonwealth @†	11,822	314,820
Hudson Pacific Properties	3,742	95,421
Intervest Offices &
Warehouses †	2,500	64,278
Kenedix Office Investment	50	290,332
Mack-Cali Realty	4,327	86,107
Paramount Group	8,608	130,153
Parkway Properties	10,442	139,818
SL Green Realty	1,235	108,902
		2,587,900
Self-Storage REITs – 0.17%
Extra Space Storage	2,646	217,369
Jernigan Capital	4,000	59,800
		277,169
Shopping Center REITs – 1.26%
Brixmor Property Group	2,065	48,383
Charter Hall Retail REIT	71,117	218,236
DDR	9,513	159,152
First Capital Realty	2,922	42,329
Kimco Realty	12,857	343,925

2 NQ-DEX [2/16] 4/16 (16285)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock❖ (continued)
Shopping Center REITs (continued)
Kite Realty Group Trust	12,316	$331,547
Klepierre	1,425	59,333
Link REIT	33,000	185,975
Ramco-Gershenson Properties
Trust	19,634	329,851
Scentre Group	40,548	126,071
Urban Edge Properties	1,320	32,102
Westfield	16,989	120,827
Wheeler Real Estate
Investment Trust @	68,360	81,348
		2,079,079
Single Tenant REIT – 0.15%
STORE Capital	10,093	243,746
		243,746
Specialty REITs – 0.19%
American Residential
Properties	9,627	152,973
EPR Properties	2,626	163,416
		316,389
Telecommunications – 4.47%
AT&T	32,000	1,182,400
Century Communications @=†	125,000	0
Mobile TeleSystems ADR	95,000	665,000
Nippon Telegraph &
Telephone	70,302	2,977,101
NTT DOCOMO ADR	22,000	512,600
Tele2 Class B	164,029	1,354,579
Verizon Communications	13,000	659,490
		7,351,170
Utilities – 1.34%
American Water Works	800	51,856
Edison International	7,600	518,016
National Grid	73,185	977,444
National Grid ADR	9,700	652,616
		2,199,932

Total Common Stock
(cost $119,479,076)		116,447,710

Convertible Preferred Stock – 2.63%
Crown Castle International
4.50% exercise price
$86.67, expiration date
11/1/16	8,000	850,000
El Paso Energy Capital Trust I
4.75% exercise price
$50.00, expiration date
3/31/28 @	5,794	253,748
Exelon 6.50% exercise price
$43.75, expiration date
6/1/17	12,500	554,375
Halcon Resources 5.75%
exercise price $30.78,
expiration date
12/31/49 @	251	4,769
Huntington Bancshares
8.50% exercise price
$11.95, expiration date
12/31/49 @	510	690,540
Intelsat 5.75% exercise price
$22.05, expiration date
5/1/16 @	5,189	26,620
Maiden Holdings 7.25%
exercise price $15.17,
expiration date 9/15/16	13,476	603,725
Wells Fargo 7.50% exercise
price $156.71, expiration
date 12/31/49	695	814,394
Weyerhaeuser 6.375%
exercise price $32.72,
expiration date 7/1/16	11,489	534,009
Total Convertible Preferred
Stock (cost $4,735,565)		4,332,180

Exchange-Traded Note – 0.10%
iPATH S&P 500 VIX
Short-Term Futures ETN †	6,250	155,313
Total Exchange-Traded Note
(cost $1,178,000)		155,313

	Principal
	amount°
Agency Collateralized Mortgage Obligations – 0.05%
Fannie Mae REMICs
Series 2001-50 BA
7.00% 10/25/41	56,717	66,172
Freddie Mac REMICs
Series 2557 WE
5.00% 1/15/18	8,671	8,898
Total Agency Collateralized
Mortgage Obligations
(cost $66,567)		75,070

(continues)     NQ-DEX [2/16] 4/16 (16285) 3

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities – 0.31%
Fannie Mae ARM
2.27% 4/1/36 ●	19,630	$20,787
2.29% 3/1/38 ●	6,957	7,293
2.365% 4/1/36 ●	5,637	5,977
2.411% 5/1/43 ●	4,030	4,128
2.424% 10/1/36 ●	5,607	5,910
2.496% 11/1/35 ●	4,043	4,279
2.553% 6/1/43 ●	1,745	1,790
2.572% 10/1/36 ●	7,791	8,223
3.277% 9/1/43 ●	3,728	3,903
Fannie Mae S.F. 15 yr
4.00% 11/1/25	60,915	65,030
5.50% 1/1/23	8,712	9,506
Fannie Mae S.F. 20 yr
4.00% 2/1/31	2,553	2,748
5.50% 12/1/29	563	632
Fannie Mae S.F. 30 yr
4.50% 7/1/36	1,371	1,495
5.50% 7/1/40	3,431	3,884
6.50% 6/1/36	6,741	7,732
6.50% 10/1/36	6,087	6,982
Freddie Mac ARM
2.405% 10/1/36 ●	8,417	8,905
2.487% 7/1/36 ●	3,777	3,962
Freddie Mac S.F. 15 yr
4.00% 5/1/25	493	524
5.00% 6/1/18	1,890	1,953
5.00% 12/1/22	11,281	12,108
Freddie Mac S.F. 30 yr
5.00% 1/1/34	161,904	181,249
6.00% 2/1/36	753	865
7.00% 11/1/33	16,685	20,387
9.00% 9/1/30	29,560	31,420
FREMF Mortgage Trust
Series 2011-K15 B 144A
4.948% 8/25/44 #●	10,000	10,787
Series 2012-K22 B 144A
3.686% 8/25/45 #●	10,000	9,821
GNMA I S.F. 30 yr
7.50% 12/15/23	32,784	37,569
GNMA II S.F. 30 yr
6.00% 11/20/28	32,002	36,553
Total Agency
Mortgage-Backed
Securities (cost $470,676)		516,402

Commercial Mortgage-Backed Securities – 0.06%
Banc of America Commercial
Mortgage Trust
Series 2007-4 AM
5.808% 2/10/51 ●	35,000	36,419
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2006-LDP8 AM
5.44% 5/15/45	35,000	35,381
LB-UBS Commercial
Mortgage Trust
Series 2006-C6 AJ
5.452% 9/15/39 ●	10,000	10,030
Series 2006-C6 AM
5.413% 9/15/39	20,000	20,281
Total Commercial
Mortgage-Backed
Securities (cost $109,103)		102,111

Convertible Bonds – 14.40%
Brokerage – 0.49%
Jefferies Group 3.875%
exercise price $44.53,
maturity date 11/1/29	818,000	806,753
		806,753
Capital Goods – 0.07%
Titan Machinery 3.75%
exercise price $43.17,
maturity date 5/1/19 @	156,000	110,370
		110,370
Communications – 1.84%
Alaska Communications
Systems Group 6.25%
exercise price $10.28,
maturity date 5/1/18 @	1,164,000	1,137,810
Clearwire Communications
144A 8.25% exercise price
$7.08, maturity date
12/1/40 #@	1,084,000	1,051,480
Liberty Interactive 144A
1.00% exercise price
$64.23, maturity date
9/30/43 #	975,000	845,203
		3,034,493
Consumer Cyclical – 0.95%
Huron Consulting Group
1.25% exercise price
$79.89, maturity date
10/1/19	565,000	533,572

4 NQ-DEX [2/16] 4/16 (16285)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Convertible Bonds (continued)
Consumer Cyclical (continued)
Meritor 4.00% exercise price
$26.73, maturity date
2/15/27 ϕ	1,149,000	$1,027,637
		1,561,209
Consumer Non-Cyclical – 3.09%
HealthSouth 2.00% exercise
price $38.08, maturity date
12/1/43	701,000	754,013
Hologic
0.00% exercise price
$38.59, maturity date
12/15/43 †ϕ	607,000	759,888
2.00% exercise price
$31.18, maturity date
3/1/42 ϕ	597,000	770,503
NuVasive 2.75% exercise
price $42.13, maturity date
7/1/17	790,000	912,944
Spectrum Pharmaceuticals
2.75% exercise price
$10.53, maturity date
12/15/18 @	922,000	723,770
Vector Group
1.75% exercise price
$24.64, maturity date
4/15/20 ●	838,000	930,704
2.50% exercise price
$15.98, maturity date
1/15/19 ●	157,000	234,243
		5,086,065
Energy – 0.17%
Helix Energy Solutions Group
3.25% exercise price
$25.02, maturity date
3/15/32	501,000	273,984
		273,984
Financials – 1.42%
BGC Partners 4.50% exercise
price $9.84, maturity date
7/15/16	872,000	897,615
GAIN Capital Holdings
4.125% exercise price
$12.00, maturity date
12/1/18 @	824,000	793,100
New Mountain Finance
5.00% exercise price
$15.93, maturity date
6/15/19 @	666,000	646,020
		2,336,735
Industrials – 0.73%
Chart Industries 2.00%
exercise price $69.03,
maturity date 8/1/18 @	962,000	803,871
General Cable 4.50% exercise
price $33.38, maturity date
11/15/29 @ϕ	1,058,000	398,073
		1,201,944
Real Estate Investment Trusts – 2.31%
Blackstone Mortgage Trust
5.25% exercise price
$28.36, maturity date
12/1/18	1,069,000	1,085,035
Campus Crest Communities
Operating Partnership
144A 4.75% exercise price
$12.56, maturity date
10/15/18 #@	877,000	871,519
Spirit Realty Capital 3.75%
exercise price $13.10,
maturity date 5/15/21 @	956,000	945,250
VEREIT 3.75% exercise price
$14.99, maturity date
12/15/20 @	980,000	905,892
		3,807,696
Technology – 3.33%
Blucora 4.25% exercise price
$21.66, maturity date
4/1/19	416,000	303,680
Cardtronics 1.00% exercise
price $52.35, maturity date
12/1/20	1,096,000	1,040,515
Ciena 144A 3.75% exercise
price $20.17, maturity date
10/15/18 #	469,000	577,749
Electronics For Imaging
0.75% exercise price
$52.72, maturity date
8/29/19	631,000	638,099
Intel 3.25% exercise price
$21.18, maturity date
8/1/39	401,000	595,738
j2 Global 3.25% exercise
price $69.21, maturity date
6/15/29	789,000	965,539
Nuance Communications
2.75% exercise price
$32.30, maturity date
11/1/31	712,000	707,105

(continues)     NQ-DEX [2/16] 4/16 (16285) 5

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Convertible Bonds (continued)
Technology (continued)
PROS Holdings 144A 2.00%
exercise price $33.79,
maturity date 12/1/19 #	852,000	$651,780
		5,480,205
Total Convertible Bonds
(cost $24,575,432)		23,699,454

Corporate Bonds – 43.31%
Automotive – 0.23%
Goodyear Tire & Rubber
5.125% 11/15/23	370,000	382,025
		382,025
Banking – 2.17%
Bank of America
4.45% 3/3/26	5,000	5,000
Bank of New York Mellon
2.50% 4/15/21	5,000	5,039
BB&T 2.45% 1/15/20	35,000	35,302
Citizens Financial Group
4.30% 12/3/25	5,000	5,144
City National 5.25% 9/15/20	5,000	5,572
JPMorgan Chase
2.55% 3/1/21	5,000	5,001
4.25% 10/1/27	10,000	10,199
6.75% 8/29/49 ●	1,140,000	1,209,825
Lloyds Banking Group
7.50% 4/30/49 ●	245,000	229,687
Morgan Stanley
3.875% 1/27/26	65,000	66,916
3.95% 4/23/27	5,000	4,840
PNC Funding 5.625% 2/1/17	35,000	36,174
Popular 7.00% 7/1/19	485,000	466,206
Royal Bank of Scotland Group
8.00% 12/29/49 ●	610,000	558,150
Santander Holdings USA
4.625% 4/19/16	10,000	10,036
Santander Issuances
5.179% 11/19/25	200,000	186,341
Santander UK Group Holdings
2.875% 10/16/20	15,000	14,736
State Street
2.55% 8/18/20	5,000	5,110
3.10% 5/15/23	5,000	5,041
3.55% 8/18/25	5,000	5,281
SunTrust Banks
2.35% 11/1/18	10,000	10,031
Toronto-Dominion Bank
2.50% 12/14/20	5,000	5,061
US Bancorp
5.125% 12/29/49 ●	605,000	607,904
USB Capital IX 3.50%
10/29/49 @●	80,000	57,550
Wells Fargo
2.50% 3/4/21	5,000	5,009
2.55% 12/7/20	5,000	5,040
Zions Bancorporation
4.50% 6/13/23	5,000	5,106
		3,565,301
Basic Industry – 2.93%
AK Steel 7.625% 5/15/20	271,000	165,310
ArcelorMittal
6.50% 3/1/21	230,000	208,150
10.85% 6/1/19	115,000	121,613
BHP Billiton Finance USA
144A 6.25% 10/19/75 #●	330,000	326,700
Builders FirstSource
144A 7.625% 6/1/21 #	430,000	438,600
144A 10.75% 8/15/23 #	445,000	416,965
CF Industries 6.875% 5/1/18	10,000	10,792
Chemours
144A 6.625% 5/15/23 #	130,000	94,575
144A 7.00% 5/15/25 #	123,000	89,483
CPG Merger Sub 144A
8.00% 10/1/21 #@	125,000	115,625
Dow Chemical
8.55% 5/15/19	34,000	39,996
Freeport-Mcmoran
2.30% 11/14/17	120,000	110,400
Georgia-Pacific
8.00% 1/15/24	20,000	25,253
INVISTA Finance 144A
4.25% 10/15/19 #	10,000	9,600
James Hardie International
Finance 144A
5.875% 2/15/23 #	415,000	415,000
Joseph T Ryerson & Son
11.25% 10/15/18 @	109,000	72,485
Kissner Milling 144A
7.25% 6/1/19 #@	200,000	178,500
Methanex 4.25% 12/1/24	5,000	4,165
NCI Building Systems 144A
8.25% 1/15/23 #	225,000	234,000
New Gold
144A 6.25% 11/15/22 #	146,000	104,755
144A 7.00% 4/15/20 #	150,000	126,563
NOVA Chemicals 144A
5.00% 5/1/25 #	305,000	299,663

6 NQ-DEX [2/16] 4/16 (16285)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
PPG Industries
2.30% 11/15/19	5,000	$5,028
Rayonier AM Products 144A
5.50% 6/1/24 #	259,000	210,437
Steel Dynamics
5.50% 10/1/24	350,000	329,000
Summit Materials
6.125% 7/15/23	420,000	376,950
144A 8.50% 4/15/22 #	120,000	120,000
TPC Group 144A
8.75% 12/15/20 #	260,000	165,100
		4,814,708
Brokerage – 0.02%
Jefferies Group
5.125% 1/20/23	10,000	9,892
6.45% 6/8/27	5,000	4,930
6.50% 1/20/43	5,000	4,306
Lazard Group
6.85% 6/15/17	6,000	6,310
		25,438
Capital Goods – 4.12%
Ardagh Packaging Finance
144A 6.00% 6/30/21 #	400,000	368,000
Ball
4.375% 12/15/20	145,000	151,797
5.25% 7/1/25	630,000	659,137
Berry Plastics 144A
6.00% 10/15/22 #	305,000	318,725
BWAY Holding 144A
9.125% 8/15/21 #	473,000	394,955
Cemex
144A 5.70% 1/11/25 #	1,000,000	877,500
144A 7.25% 1/15/21 #	480,000	481,200
Crane 4.45% 12/15/23	10,000	10,446
Fortune Brands Home &
Security 3.00% 6/15/20	5,000	5,013
Gardner Denver 144A
6.875% 8/15/21 #	549,000	367,830
General Electric
2.10% 12/11/19	35,000	35,684
5.55% 5/4/20	5,000	5,725
6.00% 8/7/19	10,000	11,511
Huntington Ingalls Industries
144A 5.00% 12/15/21 #	100,000	105,625
KLX 144A 5.875% 12/1/22 #	270,000	258,525
Lockheed Martin
3.55% 1/15/26	5,000	5,248
MTW Foodservice Escrow
144A 9.50% 2/15/24 #	110,000	116,463
Orbital ATK 144A
5.50% 10/1/23 #	205,000	212,687
Plastipak Holdings 144A
6.50% 10/1/21 #	405,000	390,825
Reynolds Group Issuer
6.875% 2/15/21	280,000	290,500
8.25% 2/15/21	210,000	207,375
Signode Industrial Group
144A 6.375% 5/1/22 #	360,000	307,800
Standard Industries
144A 5.125% 2/15/21 #	75,000	76,875
144A 5.50% 2/15/23 #	125,000	127,187
144A 6.00% 10/15/25 #	215,000	219,569
StandardAero Aviation
Holdings 144A
10.00% 7/15/23 #	400,000	374,000
TransDigm
6.00% 7/15/22	125,000	122,500
6.50% 7/15/24	275,000	269,500
		6,772,202
Communications – 4.73%
21st Century Fox America
4.95% 10/15/45	5,000	4,891
American Tower Trust I 144A
3.07% 3/15/23 #	20,000	20,260
AT&T
3.60% 2/17/23	15,000	15,285
4.125% 2/17/26	5,000	5,170
CC Holdings GS V
3.849% 4/15/23	5,000	5,045
CCO Safari II 144A
4.908% 7/23/25 #	295,000	303,085
CenturyLink
5.80% 3/15/22	210,000	204,750
6.75% 12/1/23	440,000	431,750
Cisco Systems
2.20% 2/28/21	20,000	20,202
Cogent Communications
Finance 144A
5.625% 4/15/21 #@	320,000	304,800
Cogent Communications
Group 144A
5.375% 3/1/22 #	125,000	121,563
Crown Castle Towers 144A
4.883% 8/15/20 #	30,000	32,310
Digicel 144A 6.75% 3/1/23 #	355,000	304,413

(continues)     NQ-DEX [2/16] 4/16 (16285) 7

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Communications (continued)
Digicel Group
144A 7.125% 4/1/22 #	1,250,000	$900,000
144A 8.25% 9/30/20 #	475,000	372,875
Frontier Communications
144A 10.50% 9/15/22 #	165,000	167,269
144A 11.00% 9/15/25 #	355,000	356,775
Historic TW 6.875% 6/15/18	25,000	27,701
Lamar Media 144A
5.75% 2/1/26 #	360,000	373,723
Level 3 Financing
144A 5.375% 1/15/24 #	370,000	380,175
5.375% 5/1/25	460,000	469,775
Sable International Finance
144A 6.875% 8/1/22 #	290,000	277,675
SES GLOBAL Americas
Holdings 144A
5.30% 3/25/44 #	15,000	13,828
Sprint
7.125% 6/15/24	545,000	391,037
7.25% 9/15/21	115,000	87,113
Sprint Communications
144A 7.00% 3/1/20 #	150,000	148,125
144A 9.00% 11/15/18 #	230,000	239,913
T-Mobile USA
6.00% 3/1/23	195,000	201,825
6.375% 3/1/25	85,000	86,169
6.50% 1/15/26	110,000	112,021
Verizon Communications
4.862% 8/21/46	10,000	9,808
Virgin Media Secured Finance
144A 5.25% 1/15/26 #	410,000	410,000
Wind Acquisition Finance
144A 7.375% 4/23/21 #	365,000	337,625
Zayo Group 6.00% 4/1/23	655,000	648,450
		7,785,406
Consumer Cyclical – 4.51%
American Builders &
Contractors Supply 144A
5.75% 12/15/23 #	215,000	221,987
American Tire Distributors
144A 10.25% 3/1/22 #	360,000	311,400
Aramark Services 144A
5.125% 1/15/24 #	345,000	362,250
AutoNation 4.50% 10/1/25	5,000	5,110
Beacon Roofing Supply 144A
6.375% 10/1/23 #	290,000	307,400
Boyd Gaming
6.875% 5/15/23	325,000	335,563
Caleres 6.25% 8/15/23	285,000	283,575
General Motors Financial
3.45% 4/10/22	10,000	9,446
Group 1 Automotive 144A
5.25% 12/15/23 #	255,000	240,337
Harman International
Industries 4.15% 5/15/25	5,000	4,904
Home Depot
2.00% 4/1/21	5,000	5,033
3.00% 4/1/26	10,000	10,353
Hyundai Capital America
144A 2.55% 2/6/19 #	10,000	10,037
L Brands 144A
6.875% 11/1/35 #	415,000	442,494
Landry’s 144A
9.375% 5/1/20 #	785,000	826,213
LKQ 4.75% 5/15/23	175,000	168,875
Lowe’s 3.375% 9/15/25	5,000	5,254
M/I Homes 6.75% 1/15/21	400,000	389,000
Marriott International
3.375% 10/15/20	5,000	5,146
MGM Resorts International
6.00% 3/15/23	595,000	611,363
Mohegan Tribal Gaming
Authority
144A 9.75% 9/1/21 #	215,000	215,000
9.75% 9/1/21	170,000	170,000
PulteGroup 5.50% 3/1/26	90,000	91,463
QVC 5.45% 8/15/34	5,000	4,189
Rite Aid 144A
6.125% 4/1/23 #	450,000	482,063
Sabre GLBL 144A
5.25% 11/15/23 #	390,000	397,800
Sally Holdings
5.625% 12/1/25	390,000	407,550
Scotts Miracle-Gro 144A
6.00% 10/15/23 #	380,000	397,100
Signet UK Finance
4.70% 6/15/24	10,000	10,063
Starbucks 2.70% 6/15/22	5,000	5,155
Starwood Hotels & Resorts
Worldwide
3.75% 3/15/25 @	5,000	5,051
Tempur Sealy International
144A 5.625% 10/15/23 #	365,000	372,300
Toyota Motor Credit
2.80% 7/13/22	5,000	5,107

8 NQ-DEX [2/16] 4/16 (16285)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Wynn Las Vegas 144A
5.50% 3/1/25 #	325,000	$311,594
		7,430,175
Consumer Non-Cyclical – 3.88%
Anheuser-Busch Inbev
Finance
3.30% 2/1/23	5,000	5,143
3.65% 2/1/26	25,000	25,837
AstraZeneca
3.375% 11/16/25	5,000	5,094
Becton Dickinson
3.734% 12/15/24	5,000	5,173
6.375% 8/1/19	10,000	11,300
Campbell Soup
3.30% 3/19/25	10,000	10,225
Celgene 3.875% 8/15/25	5,000	5,164
Constellation Brands
4.25% 5/1/23	140,000	145,775
4.75% 11/15/24	180,000	189,225
4.75% 12/1/25	110,000	115,363
Cott Beverages
5.375% 7/1/22	125,000	124,687
6.75% 1/1/20	150,000	158,250
Covidien International
Finance 4.20% 6/15/20	20,000	21,765
Dean Foods 144A
6.50% 3/15/23 #	310,000	326,954
ExamWorks Group
5.625% 4/15/23	405,000	408,544
Express Scripts Holding
2.25% 6/15/19	5,000	4,971
JBS USA 144A
5.75% 6/15/25 #	1,530,000	1,323,450
Kronos Acquisition Holdings
144A 9.00% 8/15/23 #	355,000	310,625
PepsiCo 4.45% 4/14/46	5,000	5,375
Pinnacle Foods Finance 144A
5.875% 1/15/24 #	265,000	280,237
Post Holdings
7.375% 2/15/22	265,000	281,894
144A 7.75% 3/15/24 #	320,000	351,200
Prestige Brands
144A 5.375% 12/15/21 #	405,000	401,963
144A 6.375% 3/1/24 #	70,000	72,450
Reynolds American
4.00% 6/12/22	5,000	5,396
4.45% 6/12/25	5,000	5,440
Spectrum Brands
6.125% 12/15/24	500,000	531,250
6.625% 11/15/22	265,000	286,531
St. Jude Medical
2.80% 9/15/20	5,000	5,066
Sterigenics-Nordion Holdings
144A 6.50% 5/15/23 #	430,000	405,275
SUPERVALU 7.75% 11/15/22	380,000	298,300
Valeant Pharmaceuticals
International
144A 5.375% 3/15/20 #	160,000	145,600
144A 6.75% 8/15/18 #	85,000	82,450
Zimmer Biomet Holdings
4.625% 11/30/19	30,000	32,370
		6,388,342
Electric – 0.35%
Alabama Power
4.30% 1/2/46	20,000	21,078
Ameren Illinois
3.25% 3/1/25	5,000	5,205
9.75% 11/15/18	45,000	53,953
American Transmission
Systems 144A
5.25% 1/15/22 #	15,000	16,457
Berkshire Hathaway Energy
3.75% 11/15/23	10,000	10,663
Cleveland Electric Illuminating
5.50% 8/15/24	15,000	17,407
CMS Energy 6.25% 2/1/20	5,000	5,681
Commonwealth Edison
5.80% 3/15/18	5,000	5,417
Dominion Resources
3.90% 10/1/25	5,000	5,075
DPL 6.75% 10/1/19	215,000	216,613
DTE Energy 144A
3.30% 6/15/22 #	5,000	5,110
Duke Energy
3.75% 4/15/24	5,000	5,167
4.80% 12/15/45	10,000	10,454
Entergy Louisiana
4.05% 9/1/23	15,000	16,046
Exelon 144A
3.95% 6/15/25 #	10,000	10,141
Great Plains Energy
4.85% 6/1/21	5,000	5,406
Interstate Power & Light
3.40% 8/15/25	5,000	5,172
IPALCO Enterprises
5.00% 5/1/18	10,000	10,475

(continues)     NQ-DEX [2/16] 4/16 (16285) 9

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Electric (continued)
ITC Holdings 3.65% 6/15/24	5,000	$4,961
Kansas City Power & Light
3.65% 8/15/25	10,000	10,305
LG&E & KU Energy
4.375% 10/1/21	20,000	21,524
National Rural Utilities
Cooperative Finance
2.85% 1/27/25	5,000	4,978
4.75% 4/30/43 ●	10,000	9,550
NextEra Energy Capital
Holdings 2.40% 9/15/19	10,000	10,004
NV Energy 6.25% 11/15/20	5,000	5,789
Pennsylvania Electric
5.20% 4/1/20	10,000	10,537
PPL Electric Utilities
3.00% 9/15/21	10,000	10,389
Public Service of New
Hampshire
3.50% 11/1/23	5,000	5,296
Public Service of Oklahoma
5.15% 12/1/19	30,000	32,589
Puget Energy 6.00% 9/1/21	5,000	5,701
SCANA 4.125% 2/1/22	10,000	10,149
Westar Energy
3.25% 12/1/25	5,000	5,213
Xcel Energy 3.30% 6/1/25	10,000	10,159
		582,664
Energy – 2.43%
AmeriGas Finance
7.00% 5/20/22	300,000	309,375
Calumet Specialty Products
Partners 7.625% 1/15/22	440,000	264,550
Dominion Gas Holdings
4.60% 12/15/44	5,000	4,724
Ecopetrol 5.875% 5/28/45	615,000	432,037
Enbridge Energy Partners
8.05% 10/1/37 ●	25,000	17,063
Energy Transfer Partners
9.70% 3/15/19	7,000	7,336
EnLink Midstream Partners
4.15% 6/1/25	5,000	3,458
Exxon Mobil 3.043% 3/1/26	5,000	5,000
Genesis Energy
5.75% 2/15/21	360,000	298,800
Murphy Oil USA
6.00% 8/15/23	395,000	405,863
Noble Energy
5.05% 11/15/44	5,000	3,689
5.625% 5/1/21	350,000	316,406
NuStar Logistics
6.75% 2/1/21	360,000	307,800
Petroleos Mexicanos
5.50% 6/27/44	512,000	395,930
6.625% 6/15/35	1,000,000	908,500
Plains All American Pipeline
8.75% 5/1/19	10,000	10,278
Regency Energy Partners
5.875% 3/1/22	10,000	8,798
Targa Resources Partners
144A 6.75% 3/15/24 #	300,000	255,750
Williams Partners
7.25% 2/1/17	20,000	20,029
Woodside Finance 144A
8.75% 3/1/19 #	15,000	17,145
		3,992,531
Financials – 0.52%
Affiliated Managers Group
3.50% 8/1/25	5,000	4,924
Ally Financial
5.75% 11/20/25	485,000	472,269
Aviation Capital Group
144A 4.875% 10/1/25 #	5,000	4,806
144A 6.75% 4/6/21 #	5,000	5,406
International Lease Finance
5.875% 8/15/22	350,000	373,625
		861,030
Healthcare – 4.36%
Air Medical Merger Sub 144A
6.375% 5/15/23 #	430,000	376,250
Amsurg 5.625% 7/15/22	395,000	408,331
Centene Escrow
144A 5.625% 2/15/21 #	175,000	183,313
144A 6.125% 2/15/24 #	105,000	111,694
Community Health Systems
6.875% 2/1/22	436,000	376,050
DaVita HealthCare Partners
5.00% 5/1/25	585,000	585,000
5.125% 7/15/24	145,000	147,809
HCA
5.375% 2/1/25	715,000	729,300
5.875% 2/15/26	110,000	113,575
HealthSouth
144A 5.75% 11/1/24 #	225,000	228,375
5.75% 11/1/24	195,000	197,925
144A 5.75% 9/15/25 #	205,000	204,487
Hill-Rom Holdings 144A
5.75% 9/1/23 #	395,000	407,837

10 NQ-DEX [2/16] 4/16 (16285)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Healthcare (continued)
IASIS Healthcare
8.375% 5/15/19	635,000	$606,425
Kinetic Concepts
10.50% 11/1/18	155,000	143,763
12.50% 11/1/19	325,000	252,891
LifePoint Health
5.875% 12/1/23	435,000	453,487
Mallinckrodt International
Finance
4.75% 4/15/23	40,000	35,500
144A 5.625% 10/15/23 #	360,000	355,500
MEDNAX 144A
5.25% 12/1/23 #	395,000	410,306
MPH Acquisition Holdings
144A 6.625% 4/1/22 #	370,000	373,700
Tenet Healthcare
6.75% 6/15/23	75,000	68,344
8.125% 4/1/22	405,000	400,189
		7,170,051
Insurance – 0.82%
ACE INA Holdings
3.35% 5/3/26	5,000	5,130
American International Group
4.125% 2/15/24	5,000	5,078
Berkshire Hathaway Finance
2.90% 10/15/20	35,000	36,574
Highmark
144A 4.75% 5/15/21 #@	5,000	5,074
144A 6.125% 5/15/41 #@	5,000	5,242
HUB International
144A 7.875% 10/1/21 #	435,000	390,413
144A 9.25% 2/15/21 #	110,000	112,750
Liberty Mutual Group 144A
4.95% 5/1/22 #	5,000	5,411
MetLife 6.40% 12/15/36	100,000	98,046
Prudential Financial
5.375% 5/15/45 ●	5,000	4,719
TIAA Asset Management
Finance
144A 2.95% 11/1/19 #	5,000	5,029
144A 4.125% 11/1/24 #	10,000	10,288
USI 144A 7.75% 1/15/21 #	420,000	387,975
Voya Financial
5.65% 5/15/53 ●	5,000	4,668
XLIT
4.45% 3/31/25	5,000	4,909
5.50% 3/31/45	10,000	9,546
6.50% 12/29/49 ●	365,000	256,413
		1,347,265
Media – 4.73%
Altice Luxembourg 144A
7.75% 5/15/22 #	230,000	223,675
Altice US Finance 144A
7.75% 7/15/25 #	325,000	303,063
CCO Holdings
144A 5.375% 5/1/25 #	155,000	153,837
144A 5.875% 4/1/24 #	50,000	51,187
144A 5.875% 5/1/27 #	305,000	305,763
CCOH Safari 144A
5.75% 2/15/26 #	365,000	366,872
Columbus International 144A
7.375% 3/30/21 #	470,000	489,623
Comcast 3.15% 3/1/26	15,000	15,405
CSC Holdings 5.25% 6/1/24	435,000	373,013
DISH DBS 5.875% 11/15/24	315,000	284,225
Gray Television
7.50% 10/1/20	590,000	622,450
Midcontinent Communications
& Midcontinent
Finance 144A
6.875% 8/15/23 #	235,000	240,287
Neptune Finco
144A 6.625% 10/15/25 #	200,000	211,500
144A
10.875% 10/15/25 #	200,000	216,500
Nielsen Finance 144A
5.00% 4/15/22 #	400,000	406,500
Numericable-SFR 144A
6.00% 5/15/22 #	260,000	258,700
RCN Telecom Services 144A
8.50% 8/15/20 #	315,000	305,156
Sinclair Television Group
144A 5.625% 8/1/24 #	720,000	721,800
Sirius XM Radio 144A
5.375% 4/15/25 #	470,000	470,000
Tribune Media 144A
5.875% 7/15/22 #	355,000	355,887
Unitymedia 144A
6.125% 1/15/25 #	200,000	206,750
Univision Communications
144A 8.50% 5/15/21 #	390,000	393,413
VTR Finance 144A
6.875% 1/15/24 #	430,000	405,275

(continues)     NQ-DEX [2/16] 4/16 (16285) 11

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Media (continued)
WideOpenWest Finance
10.25% 7/15/19	445,000	$407,175
		7,788,056
Natural Gas – 0.00%
NiSource Finance
6.125% 3/1/22	5,000	5,805
		5,805
Real Estate Investment Trusts – 1.19%
Carey (W.P.) 4.60% 4/1/24	5,000	5,070
CBL & Associates
4.60% 10/15/24	5,000	4,577
Communications Sales &
Leasing
144A 6.00% 4/15/23 #	170,000	164,439
8.25% 10/15/23	165,000	148,087
Corporate Office Properties
3.60% 5/15/23	5,000	4,662
5.25% 2/15/24	10,000	10,343
Crown Castle International
4.45% 2/15/26	365,000	371,004
DDR
3.625% 2/1/25	5,000	4,764
7.50% 4/1/17	5,000	5,278
7.875% 9/1/20	20,000	24,057
Education Realty Operating
Partnership
4.60% 12/1/24	5,000	5,039
Equinix 5.875% 1/15/26	385,000	403,287
ESH Hospitality 144A
5.25% 5/1/25 #	580,000	565,500
Hospitality Properties Trust
4.50% 3/15/25	5,000	4,729
Host Hotels & Resorts
4.50% 2/1/26	5,000	4,994
Iron Mountain
144A 6.00% 10/1/20 #	180,000	191,250
6.00% 8/15/23	20,000	21,300
Regency Centers
5.875% 6/15/17	15,000	15,763
Simon Property Group
3.30% 1/15/26	5,000	5,066
		1,959,209
Services – 2.49%
ADT 6.25% 10/15/21	385,000	377,300
Ashtead Capital 144A
6.50% 7/15/22 #	215,000	221,987
Avis Budget Car Rental 144A
5.25% 3/15/25 #	500,000	444,375
BlueLine Rental Finance 144A
7.00% 2/1/19 #	295,000	217,563
GEO Group
5.125% 4/1/23	165,000	158,400
5.875% 10/15/24	275,000	271,563
GFL Escrow 144A
9.875% 2/1/21 #	260,000	265,200
Hertz 7.50% 10/15/18	85,000	86,275
Mattamy Group 144A
6.50% 11/15/20 #	485,000	421,950
Pinnacle Entertainment
6.375% 8/1/21	205,000	218,581
7.75% 4/1/22	145,000	158,775
Service International
5.375% 5/15/24	200,000	213,750
Team Health 144A
7.25% 12/15/23 #	325,000	342,063
United Rentals North America
5.50% 7/15/25	130,000	123,825
5.75% 11/15/24	530,000	519,294
Vander Intermediate Holding
II 144A PIK 9.75%
2/1/19 #❆	165,000	58,163
		4,099,064
Technology – 2.80%
Apple 3.45% 2/9/45	5,000	4,361
CDK Global 4.50% 10/15/24	5,000	4,891
CDW 5.50% 12/1/24	187,000	193,545
CommScope 144A
5.50% 6/15/24 #	280,000	272,650
CommScope Technologies
Finance 144A
6.00% 6/15/25 #	240,000	238,800
Emdeon 144A
6.00% 2/15/21 #	350,000	326,375
Entegris 144A
6.00% 4/1/22 #	415,000	421,744
First Data 144A
7.00% 12/1/23 #	1,106,000	1,108,765
Infor US
144A 5.75% 8/15/20 #	140,000	141,400
144A 6.50% 5/15/22 #	375,000	326,250
Micron Technology
144A 5.25% 1/15/24 #	180,000	151,650
144A 5.625% 1/15/26 #	80,000	65,000
Microsemi 144A
9.125% 4/15/23 #	370,000	393,125
National Semiconductor
6.60% 6/15/17	20,000	21,362

12 NQ-DEX [2/16] 4/16 (16285)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Technology (continued)
NXP 144A 5.75% 3/15/23 #	395,000	$409,813
Oracle 4.30% 7/8/34	25,000	25,634
Sensata Technologies UK
Financing 144A
6.25% 2/15/26 #	350,000	371,000
Solera 144A
10.50% 3/1/24 #	145,000	137,750
		4,614,115
Transportation – 0.49%
Air Canada 2015-1 Class A
Pass Through Trust 144A
3.60% 3/15/27 #⧫	5,000	4,781
American Airlines 2014-1
Class A Pass Through Trust
3.70% 10/1/26 ⧫	4,709	4,627
American Airlines 2015-1
Class A Pass Through Trust
3.375% 5/1/27 ⧫	4,899	4,758
Burlington Northern Santa Fe
4.15% 4/1/45	15,000	14,565
CSX 3.35% 11/1/25	5,000	4,999
ERAC USA Finance 144A
5.25% 10/1/20 #	15,000	16,559
OPE KAG Finance Sub 144A
7.875% 7/31/23 #	330,000	321,337
Penske Truck Leasing 144A
3.30% 4/1/21 #	5,000	4,987
Trinity Industries
4.55% 10/1/24 @	10,000	8,546
United Airlines 2014-1 Class
A Pass Through Trust
4.00% 4/11/26 ⧫	4,851	4,967
United Airlines 2014-2 Class
A Pass Through Trust
3.75% 9/3/26 ⧫	5,000	5,037
United Parcel Service
5.125% 4/1/19	10,000	11,069
XPO Logistics 144A
6.50% 6/15/22 #	420,000	399,000
		805,232
Utilities – 0.54%
AES 5.50% 4/15/25	345,000	312,225
American Water Capital
3.40% 3/1/25	5,000	5,248
Calpine
5.375% 1/15/23	175,000	164,063
5.50% 2/1/24	205,000	185,525
Enel 144A
8.75% 9/24/73 #●	200,000	218,000
		885,061
Total Corporate Bonds
(cost $75,189,425)		71,273,680

Non-Agency Asset-Backed Securities – 0.02%
Nissan Auto Receivables
Owner Trust
Series 2013-C A3
0.67% 8/15/18	13,118	13,096
Series 2016-A A2B
0.777% 2/15/19 ●	25,000	25,003
Total Non-Agency
Asset-Backed Securities
(cost $38,115)		38,099

Non-Agency Collateralized Mortgage Obligations – 0.06%
Citicorp Mortgage Securities
Trust
Series 2007-1 2A1 5.50%
1/25/22 @	4,441	4,436
Citicorp Residential Mortgage
Trust
Series 2006-3 A5 5.948%
11/25/36 ϕ	100,000	99,124
Total Non-Agency
Collateralized Mortgage
Obligations (cost $91,347)		103,560

Senior Secured Loans – 3.73%«
Accudyne Industries Borrower
1st Lien 4.00% 12/13/19	239,407	197,361
Albertson’s Tranche B4 1st
Lien 5.50% 8/25/21	389,930	380,778
Amaya Holdings 1st Lien
5.00% 8/1/21	405,000	377,156
Applied Systems 2nd Lien
7.50% 1/23/22 @	401,719	370,083
Atkore International 2nd Lien
7.75% 10/9/21	77,000	70,455
Avago Technologies Cayman
Finance Tranche B 1st Lien
4.25% 2/1/23	400,000	394,062
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20 @	420,000	350,437
Blue Ribbon 1st Lien
5.50% 11/13/21	225,000	222,750

(continues)     NQ-DEX [2/16] 4/16 (16285) 13

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Senior Secured Loans« (continued)
Blue Ribbon 2nd Lien
9.25% 11/13/22	75,000	$73,125
Flint Group 2nd Lien
8.25% 9/7/22 @	375,000	347,813
FMG Resources August 2006
Pty 1st Lien
4.25% 6/30/19	248,791	192,191
Hertz Tranche B2 1st Lien
3.00% 3/11/18	74,808	73,461
Hilton Worldwide Finance
Tranche B2
3.50% 10/25/20	585,000	583,903
KIK Custom Products 1st Lien
6.00% 8/26/22 @	184,538	171,927
MacDermid Tranche B 1st Lien
5.50% 6/7/20	174,563	159,670
Maple Holdings Acquisition
Tranche B 1st Lien
5.25% 1/23/23	245,000	240,749
Marina District Tranche B 1st
Lien 6.50% 8/15/18	324,975	325,720
Mauser Holdings 2nd Lien
8.75% 7/31/22 @	184,000	155,020
Microsemi Tranche B 1st Lien
5.25% 1/15/23	53,382	53,329
Penney (J.C.) 1st Lien
6.00% 5/22/18	385,026	381,897
PET Acquisition Merger Sub
Tranche B1 1st Lien
5.75% 1/15/23 @	375,000	367,828
Rite Aid 2nd Lien
5.75% 8/21/20	163,000	163,407
Solera Holdings Tranche B 1st
Lien 5.75% 2/28/23	140,000	135,800
Stardust Finance Holdings
Tranche B 1st Lien
6.50% 3/13/22 @	375,000	342,656
Total Senior Secured Loans
(cost $6,382,833)		6,131,578

Sovereign Bonds – 3.67%Δ
Indonesia – 2.68%
Indonesia Government
International Bonds
144A 5.125% 1/15/45 #	1,000,000	951,493
6.625% 2/17/37	1,350,000	1,471,210
144A 6.75% 1/15/44 #	1,800,000	1,994,270
		4,416,973
Mexico – 0.99%
Mexico Government
International Bond
3.60% 1/30/25	1,632,000	1,627,920
		1,627,920
Total Sovereign Bonds
(cost $6,502,337)		6,044,893

U.S. Treasury Obligations – 0.95%
U.S. Treasury Bond
3.00% 11/15/45	120,000	129,647
U.S. Treasury Notes
1.375% 1/31/21	290,000	291,903
2.25% 11/15/25	1,095,000	1,143,804
Total U.S. Treasury
Obligations
(cost $1,518,704)		1,565,354

Leveraged Non-Recourse Security – 0.00%
JPMorgan Fixed Income
Auction Pass Through Trust
Series 2007-B 144A
0.00% 1/15/87 #⧫	500,000	0
Total Leveraged
Non-Recourse Security
(cost $425,000)		0

	Number of
	shares
Master Limited Partnership – 0.19%
Ares Management	9,000	107,100
Brookfield Infrastructure
Partners	5,400	203,310
Total Master Limited
Partnership (cost $322,709)		310,410

Preferred Stock – 1.18%
Bank of America 6.50% ●	760,000	776,150
Freddie Mac 6.02%	40,000	100,800
General Electric 5.00% ●	10,000	10,163
GMAC Capital Trust I
6.402% ●	12,000	291,120
Integrys Energy Group
6.00% @●	300	7,669
Morgan Stanley 5.55% ●	610,000	592,463
Northstar Realty Finance
8.50%	3,580	74,822

14 NQ-DEX [2/16] 4/16 (16285)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Preferred Stock (continued)
Vornado Realty Trust 6.625%	3,700	$95,460
Total Preferred Stock
(cost $2,920,967)		1,948,647

Rights – 0.02%
Safeway CVR =†	23,200	23,546
Safeway CVR =†	23,200	1,132
Total Rights (cost $0)		24,678

Warrant – 0.00%
Wheeler Real Estate
Investment Trust strike
price $5.50, expiration
date 4/29/19 †	12,540	315
Total Warrant (cost $104)		315

	Principal
	amount°
Short-Term Investments – 2.94%
Discount Notes – 1.53%≠
Federal Home Loan Bank
0.18% 3/7/16	166,944	166,936
0.19% 3/22/16	181,437	181,408
0.303% 3/2/16	71,452	71,452
0.31% 3/14/16	189,569	189,550
0.32% 4/13/16	207,661	207,583
0.33% 4/22/16	326,136	325,988
0.335% 5/2/16	393,779	393,549
0.375% 5/18/16	486,412	486,053
0.387% 5/27/16	489,445	489,043
		2,511,562
Repurchase Agreements – 1.41%
Bank of America Merrill Lynch
0.24%, dated 2/29/16, to
be repurchased on 3/1/16,
repurchase price $705,163
(collateralized by U.S.
government obligations
0.00% 11/15/18–5/15/26;
market value $719,262)	705,159	705,159
Bank of Montreal
0.28%, dated 2/29/16, to
be repurchased on 3/1/16,
repurchase price
$1,175,274 (collateralized
by U.S. government
obligations
0.00%–8.75%
4/15/16–2/15/44; market
value $1,198,770)	1,175,264	1,175,264
BNP Paribas
0.29%, dated 2/29/16, to
be repurchased on 3/1/16,
repurchase price $446,581
(collateralized by
U.S. government
obligations 0.00%–4.50%
10/31/19–2/15/43;
market value $455,509)	446,577	446,577
		2,327,000
Total Short-Term
Investments
(cost $4,838,474)		4,838,562

Total Value of
Securities – 144.37%
(cost $248,844,434)		237,608,016

Borrowing Under Line of
Credit – (45.57%)		(75,000,000)
Receivables and Other
Assets Net of
Liabilities – 1.20%★		1,973,516
Net Assets Applicable to
15,863,616 Shares
Outstanding – 100.00%		$164,581,532
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 29, 2016, the aggregate value of Rule 144A securities was $47,462,797, which represents 28.84% of the Fund’s net assets.

@	Illiquid security. At Feb. 29, 2016, the aggregate value of illiquid securities was $13,953,650, which represents 8.48% of the Fund’s net assets.
⧫

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

❖	Securities have been classified by type of business.

(continues)     NQ-DEX [2/16] 4/16 (16285) 15

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

❆	100% of the income received was in the form of cash.
★	Includes $1,812 cash collateral for swap contracts as of Feb. 29, 2016.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Feb. 29, 2016,the aggregate value of fair valued securities was $24,678, which represents 0.01% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of Feb. 29, 2016. Interest rates reset periodically.
Δ	Securities have been classified by country of origin.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Feb. 29, 2016.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Feb. 29, 2016.

The following swap contract was outstanding at Feb. 29, 2016:

Swap Contract
CDS Contract1

	Swap			Annual		Upfront	Unrealized
	Referenced	Notional		Protection	Termination	Payment	Appreciation
Counterparty	Obligation	Value[2]		Payments	Date	Received	(Depreciation)[3]
Protection Purchased:
JPMC - iTraxx Europe
ICE	Crossover Series 24.1[4]	EUR	20,000	5.00%	12/20/20	$1,800	964

The use of swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as realized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(1,417).

4Markit’s iTraxx® Europe Crossover index is composed of up to fifty (50) European entities with non-investment grade credit ratings that trade in the CDS market.

Summary of abbreviations:
ADR – American Depositary Receipt
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swap
CVA – Dutch Certificate
CVR – Contingent Value Rights
ETN – Exchange-Traded Note
EUR – European Monetary Unit
FDR – Finnish Depositary Receipt
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
JPMC – JPMorgan Chase Bank
PIK – Payment-in-kind
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
yr – Year

16 NQ-DEX [2/16] 4/16 (16285)

Notes

Delaware Enhanced Global Dividend and Income Fund
February 29, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Enhanced Global Dividend and Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At Feb. 29, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 29, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$248,844,434
Aggregate unrealized appreciation of investments	$21,764,595
Aggregate unrealized depreciation of investments	(33,001,013)
Net unrealized depreciation of investments	$(11,236,418)

(continues)     NQ-DEX [2/16] 4/16 (16285) 17

(Unaudited)

2. Investments (continued)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

18 NQ-DEX [2/16] 4/16 (16285)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 29, 2016:

Securities	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$3,025,008	$11,801,999	$—	$14,827,007
Consumer Staples	4,723,799	8,061,713	—	12,785,512
Diversified REITs	860,437	444,640	—	1,305,077
Energy	6,104,038	2,238,621	—	8,342,659
Financials	3,023,036	11,275,809	—	14,298,845
Healthcare	8,488,488	6,242,981	—	14,731,469
Healthcare REITs	239,121	—	—	239,121
Hotel REITs	782,416	—	—	782,416
Industrial REITs	377,564	228,145	—	605,709
Industrials	1,825,140	13,760,027	—	15,585,167
Information Technology	7,475,289	2,839,463	—	10,314,752
Mall REITs	1,423,891	—	—	1,423,891
Manufactured Housing REIT	221,425	—	—	221,425
Materials	1,808,753	2,592,934	—	4,401,687
Mixed REITs	273,448	—	—	273,448
Mortgage REITs	428,332	—	—	428,332
Multifamily REITs	648,385	177,423	—	825,808
Office REITs	2,236,830	351,070	—	2,587,900
Self-Storage REITs	277,169	—	—	277,169
Shopping Center REITs	1,368,637	710,442	—	2,079,079
Single Tenant REIT	243,746	—	—	243,746
Specialty REITs	316,389	—	—	316,389
Telecommunications	3,019,490	4,331,680	—	7,351,170
Utilities	1,222,488	977,444	—	2,199,932
Convertible Preferred Stock[1]	4,327,411	4,769	—	4,332,180
Exchange-Traded Note	155,313	—	—	155,313
Agency, Asset-Backed and
Mortgage-Backed Securities	—	835,242	—	835,242
Corporate Debt	—	94,973,134	—	94,973,134
Foreign Debt	—	6,044,893	—	6,044,893
Senior Secured Loans	—	6,131,578	—	6,131,578
Master Limited Partnership	310,410	—	—	310,410
Preferred Stock[1]	469,071	1,479,576	—	1,948,647
Rights	—	—	24,678	24,678
Warrant	315	—	—	315
U.S. Treasury Obligations	—	1,565,354	—	1,565,354
Short-Term Investments	—	4,838,562	—	4,838,562
Total Value of Securities	$55,675,839	$181,907,499	$24,678	$237,608,016

Swap Contract	$—	$964	$—	$964

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

(continues)     NQ-DEX [2/16] 4/16 (16285) 19

(Unaudited)

2. Investments (continued)

1 Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stock	99.89%	0.11%	—	100.00%
Preferred Stock	24.07%	75.93%	—	100.00%

As a result of utilizing international fair value pricing at Feb. 29, 2016, the majority of the Fund’s common stock was categorized as Level 2.

During the period ended Feb. 29, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 29, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

20 NQ-DEX [2/16] 4/16 (16285)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: